Financial investments	6 Months Ended
Jun. 30, 2021
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments
The detail of Non-current and Current financial investments as of June 30, 2021 and December 31, 2020 is as follows:

	Balance as of June 30, 2021	Balance as of December 31, 2020
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	14,459	12,896
Fair Value through Profit and Loss (Investment in Rioglass)	-	2,687
Derivative assets (Note 9)	4,635	1,099
Other receivable accounts at amortized cost	69,310	73,072
Total non-current financial investments	88,404	89,754
Contracted concessional financial assets	179,053	178,198
Derivative assets (Note 9)	630	460
Other receivable accounts at amortized cost	17,865	21,426
Total current financial investments	197,548	200,084

The investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the United States.
The investment in Rioglass corresponded to a 15.12% equity interest as of December 31, 2020. The Company gained control over the business in January 2021, which is fully consolidated since then in these Consolidated Condensed Interim Financial Statements as of June 30, 2021 (Note 5).